Condensed Financial Information of Parent Company - Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 256,763	$ 36,882	¥ 778,006	¥ 164,684
Prepaid expenses and other current assets	117,148	16,827	128,638
Loan receivable	191,230	27,468
Total current assets	927,992	133,297	916,303
TOTAL ASSETS	4,707,055	676,126	2,737,019
Current liabilities
Accrued expenses and other current liabilities	983,715	141,302	436,123
Promissory notes, current	87,023	12,500	361,888
Total current liabilities	3,308,361	475,216	1,931,220
Non-current liabilities
Promissory note, non-current portion	87,022	12,500
Derivative liabilities	172,235	24,740	63,942
TOTAL LIABILITIES	4,446,997	638,771	2,189,147
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,627,228 shares issued and 165,038,164 and 174,025,810 shares outstanding as of December 31, 2018 and 2019, respectively)	62	9	62
Additional paid-in capital	2,175,652	312,513	1,944,325
Statutory reserve	7,979	1,146	4,595
Accumulated other comprehensive income	68,707	9,869	68,214
Accumulated deficit	(1,991,220)	(286,021)	(1,469,303)
Total Puxin Limited shareholders’ equity	261,180	37,516	547,893
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	4,707,055	676,126	2,737,019
Parent Company
Current assets
Cash and cash equivalents	3,103	446	437,613
Amounts due from subsidiaries and VIEs	1,099,759	157,970	867,467
Prepaid expenses and other current assets	11,448	1,644
Loan receivable	191,230	27,468
Total current assets	1,305,540	187,528	1,305,080
TOTAL ASSETS	1,305,540	187,528	1,305,080
Current liabilities
Accrued expenses and other current liabilities	7,258	1,042	5,767
Promissory notes, current	87,023	12,500	171,888
Total current liabilities	94,281	13,542	177,655
Non-current liabilities
Promissory note, non-current portion	87,022	12,500
Derivative liabilities	172,235	24,740	63,942
Investments deficit in subsidiaries and VIEs	690,822	99,230	515,590
TOTAL LIABILITIES	1,044,360	150,012	757,187
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,627,228 shares issued and 165,038,164 and 174,025,810 shares outstanding as of December 31, 2018 and 2019, respectively)	62	9	62
Additional paid-in capital	2,175,652	312,513	1,944,325
Statutory reserve	7,979	1,146	4,595
Accumulated other comprehensive income	68,707	9,869	68,214
Accumulated deficit	(1,991,220)	(286,021)	(1,469,303)
Total Puxin Limited shareholders’ equity	261,180	37,516	547,893
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	¥ 1,305,540	$ 187,528	¥ 1,305,080